Earnings (Loss) per Unit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings (Loss) Per Unit
Schedule of computations of basic and diluted net loss per unit

The table below sets forth the computations of basic and diluted net income (loss) per unit for the three and nine months ended September 30, 2016 and 2015 (in thousands, except per unit data):

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Net income (loss) allocable to Equity Units	$(37,267)	$18,650	$(210,400)	$(38,060)

Weighted-average shares:
Weighted average Equity Units outstanding - basic	349,014	279,896	332,377	266,844
Weighted average Equity Units outstanding - diluted	349,014	286,891	332,377	266,844

Income (loss) per Equity Unit(1):
Basic	$(0.11)	$0.07	$(0.63)	$(0.14)
Diluted	$(0.11)	$0.07	$(0.63)	$(0.14)
(1)

For the nine months ended September 30, 2016 and 2015 and the three months ended September 30, 2016, the anti‑dilutive RUAs were excluded from the if‑converted method of calculating diluted earnings per unit. For the three months ended September 30, 2015, 7.0 million unvested RUAs were included in the if-converted method of calculating diluted earnings per unit.

The table below sets forth the computations of basic and diluted net income (loss) per unit for the years ended December 31, 2015 and 2014 (in thousands, except per unit data):

	For the Years Ended December 31,
	2015	2014
Net income (loss) allocable to Equity Units	$(47,264)	$49,842
Weighted average basic Equity Units outstanding	277,322	180,429
Basic income (loss) per Equity Unit	$(0.17)	$0.28
Weighted average diluted Equity Units outstanding	277,322	189,938
Diluted income (loss) per Equity Unit(1)	$(0.17)	$0.26

(1)For the year ended December 31, 2015, the anti-dilutive RSUs were excluded from the if-converted method of calculating diluted earnings per unit.